GMO U.S. Small Cap Value Fund Average Annual Total Returns - Class VI		12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	12.91%	11.60%
Performance Inception Date	Jul. 02, 2019
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.47%	9.36%	8.79%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.59%	8.84%	8.18%
S&P SmallCap 600 Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.70%	8.96%	8.84%
S&P Composite 1500 Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	15.01%